CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Reversal of valuation allowance from sale of plastic compounding business (in dollars)	$ 76.5